NON-CONTROLLING INTEREST - Financial information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of non-controlling interest [Line Items]
Non-controlling Interest share of equity	$ 14,782,259	$ 13,497,702
Non-controlling interest share of net income	2,282,095	2,331,045	$ 2,271,857
Dividends paid to non-controlling interest	$ (946,034)	$ (804,302)	$ (745,932)
Corporacion Financiera Colombiana S.A.
Disclosure of non-controlling interest [Line Items]
Country	Colombia	Colombia
Non-controlling Interest	60.42%	61.37%
Non-controlling Interest share of equity	$ 6,833,480	$ 6,045,690
Non-controlling interest share of net income	1,445,835	1,231,081
Dividends paid to non-controlling interest	$ (419,026)	$ (319,429)
Banco de Bogota S.A.
Disclosure of non-controlling interest [Line Items]
Country	Colombia	Colombia
Non-controlling Interest	31.26%	31.26%
Non-controlling Interest share of equity	$ 6,194,859	$ 5,813,830
Non-controlling interest share of net income	692,575	876,732
Dividends paid to non-controlling interest	$ (422,818)	$ (381,111)
Banco de Occidente S.A.
Disclosure of non-controlling interest [Line Items]
Country	Colombia	Colombia
Non-controlling Interest	27.73%	27.73%
Non-controlling Interest share of equity	$ 1,134,808	$ 1,068,830
Non-controlling interest share of net income	94,374	156,587
Dividends paid to non-controlling interest	$ (76,376)	$ (78,235)
Banco Commercial Av Villas S A
Disclosure of non-controlling interest [Line Items]
Country	Colombia	Colombia
Non-controlling Interest	20.13%	20.13%
Non-controlling Interest share of equity	$ 365,631	$ 348,711
Non-controlling interest share of net income	33,112	46,705
Dividends paid to non-controlling interest	$ (17,703)	$ (16,508)
Banco Popular S.A.
Disclosure of non-controlling interest [Line Items]
Country	Colombia	Colombia
Non-controlling Interest	6.26%	6.26%
Non-controlling Interest share of equity	$ 253,481	$ 220,641
Non-controlling interest share of net income	16,199	19,940
Dividends paid to non-controlling interest	$ (10,111)	$ (9,019)